Derivatives - Schedule of Information Derivative Instruments (Details) - Coinshares International Limited [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivatives, Fair Value [Line Items]
Derivative Assets	$ 30,519	$ 2,210,807
Derivative Liabilities	30,519	2,210,807
December 31, 2024
Derivative Assets	2,129	1,696,009
Derivative Liabilities	2,129	1,696,009
Digital Asset Perpetuals and Futures (DA Settled) [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	30,124	9
Derivative Liabilities	30,124	9
December 31, 2024
Derivative Assets	2,129	509
Derivative Liabilities	2,129	509
Digital Asset Futures (Cash Settled) [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	395
Derivative Liabilities	395
December 31, 2024
Derivative Assets		361
Derivative Liabilities		361
OTC Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets		13,291
Derivative Liabilities		13,291
December 31, 2024
Derivative Assets		16,988
Derivative Liabilities		16,988
CS Physical Certificate Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets		2,041,154
Derivative Liabilities		2,041,154
December 31, 2024
Derivative Assets		1,453,943
Derivative Liabilities		1,453,943
XBT CS Physical Certificate Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets		1,279
Derivative Liabilities		1,279
Solana Seed [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets		155,074
Derivative Liabilities		155,074
December 31, 2024
Derivative Assets		224,208
Derivative Liabilities		$ 224,208